Financial result - Summary of Finance Results (Detail) (Parenthetical) - United States dollar (U.S.$) [member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of foreign exchange rates [line items]
Closing foreign exchange rate	5.5024	6.19	4.84
Percentage of appreciation of real	11.20%